Subsequent events	12 Months Ended
Mar. 31, 2014
Subsequent Events [Abstract]
Subsequent events	20 Subsequent event On August 7, 2014, Mr. Anthony So paid $166,000 to the Company to fully repay the amounts loaned to him.